Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Other Current Liabilities
14.
Other Current Liabilities

Other current liabilities consisted of the following:

	September 30, 2025	December 31, 2024
Accrued vendor payments	$5,102	$6,528
Accrued ERC payments	9,044	9,044
Accrued directors and officers insurance	1,780	1,780
Accrued employee-related expenses	10,434	10,239
Accrued engine expenses	494	713
Accrued tax expenses	906	1,072
Accrued interest	1,762	472
Other	326	96
	$29,848	$29,944

Employee Retention Credit (“ERC”)

The CARES Act, enacted on March 27, 2020, provides an ERC that is a refundable tax credit against certain employer taxes. The ERC was subsequently amended by the Taxpayer Certainty and Disaster Tax Relief Act of 2020, the Consolidated Appropriation Act of 2021, and the American Rescue Plan Act of 2021, all of which amended and extended the ERC availability and guidelines under the CARES Act. The goal of the ERC program is to encourage employers to retain and continue paying employees during periods of pandemic-related reduction in business volume even if those employees are not actually working, and therefore, are not providing a service to the employer.

Under the Act, eligible employers could take credits up to 70% of qualified wages with a limit of $7 per employee per quarter for the first three quarters of calendar year 2022. In order to qualify for the ERC in 2022, organizations generally had to experience a 20% or greater decrease in gross receipts in the quarter compared to the same quarter in calendar year 2019 or its operations had to have been fully or partially suspended during a calendar quarter due to “orders from an appropriate governmental authority limiting commerce, travel, or group meetings (for commercial, social, religious, or other purposes)” due to COVID-19. The credit is taken against the Company’s share of Social Security Tax when the Company’s payroll provider files, or subsequently amends the applicable quarterly employer tax filings.

As of September 30, 2025, the Company had received ERC payments totaling $9,044. The Company’s legal counsel has issued a legal opinion that the Company, more likely than not, qualified for the ERC. However, it remains uncertain whether the Company meets the eligibility qualifications required for the ERC. Therefore, the balance was included in other current liabilities in the condensed consolidated balance sheets (unaudited) as of September 30, 2025 and December 31, 2024 since the Company may potentially be required to repay the ERC.

14.
Other Current Liabilities

Other current liabilities consisted of the following:

	December 31, 2024	December 31, 2023
Accrued vendor payments	$6,528	$6,386
Accrued ERC payments	9,044	9,044
Accrued underwriter fees	—	1,500
Accrued directors and officers insurance	1,780	2,518
Accrued employee-related expenses	10,239	7,751
Accrued engine expenses	713	4
Accrued tax expenses	1,072	746
Accrued interest	472	569
Other	96	187
	$29,944	$28,705

Employee Retention Credit (“ERC”)

The CARES Act, which was enacted on March 27, 2020, provides an ERC that is a refundable tax credit against certain employer taxes. The ERC was subsequently amended by the Taxpayer Certainty and Disaster Tax Relief Act of 2020, the Consolidated Appropriation Act of 2021, and the American Rescue Plan Act of 2021, all of which amended and extended the ERC availability and guidelines under the CARES Act. The goal of the ERC program is to encourage employers to retain and continue paying employees during periods of pandemic-related reduction in business volume even if those employees are not actually working, and therefore, are not providing a service to the employer.

Under the Act, eligible employers could take credits up to 70% of qualified wages with a limit of $7 per employee per quarter for the first three quarters of calendar year 2022. In order to qualify for the ERC in 2022, organizations generally have to experience a more than 20% decrease in gross receipts in the quarter compared to the same quarter in calendar year 2019 or its operations are fully or partially suspended during a calendar quarter due to “orders from an appropriate governmental authority limiting commerce, travel, or group meetings (for commercial, social, religious, or other purposes)” due to COVID-19. The credit is taken against the Company’s share of Social Security Tax when the Company’s payroll provider files, or subsequently amends the applicable quarterly employer tax filings.

As of December 31, 2024, the Company has received ERC payments totaling $9,044. The Company’s legal counsel has issued a legal opinion that the Company, more likely than not, qualified for the ERC. However, it remains uncertain whether the Company meets the eligibility qualifications required for the ERC. Therefore, the balance was included in Other current liabilities in the consolidated balance sheets as of December 31, 2024 and December 31, 2023 since the Company may potentially be required to repay the ERC.